Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	HUDBAY MINERALS INC.
Entity Central Index Key	0001322422
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity Primary SIC Number	1000
Entity Tax Identification Number	98-0485558
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	395,521,903
Amendment Flag	false
Entity File Number	001-34244
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	25 York Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5J 2V5
City Area Code	416
Local Phone Number	362-8181
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Entity Address, State or Province	ON
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Hudbay Minerals Inc. and subsidiaries (the "Company") as at December 31, 2025 and 2024, the related consolidated statements of income, comprehensive income, changes in equity, and cash flows, for each of the two years in the period ended December 31, 2025, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as at December 31, 2025 and 2024, and its financial performance and its cash flows for each of the two years in the period ended December 31, 2025, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated February 19, 2026, expressed an unqualified opinion on the Company's internal control over financial reporting.

Auditor Firm ID	1208
Auditor Location	Toronto, Canada
Auditor Name	Deloitte LLP
Document Financial Statement Error Correction [Flag]	false
Title of 12(b) Security	Common Shares
Trading Symbol	HBM
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2711 Centerville Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	636-5401
Entity Address, State or Province	DE
Contact Personnel Name	Corporation Service Company